Expense Example - AZL DFA Five-Year Global Fixed Income Fund - AZL DFA Five-Year Global Fixed Income Fund	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 85
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	505
Expense Example, with Redemption, 10 Years	$ 1,134